SHORT-TERM DEBT AND CURRENT PORTION OF LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2024
SHORT-TERM DEBT AND CURRENT PORTION OF LONG-TERM DEBT
Summary of short-term debt

	2023	2024
	RMB (in millions)
Short-term bank borrowings and current portion of long-term loan (Note 17)	21,197	13,832
Exchangeable Senior Notes	3,696	3,906
Securitization debt	964	1,666
2025 Notes (Note 17)	—	29

Total	25,857	19,433